Operations (Tables)	12 Months Ended
Dec. 31, 2019
Operations
Schedule of the Company's major subsidiaries, major VIE and major VIE's subsidiary

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or "the WFOE”)	October 11, 2010	PRC	100%

Major VIE and major VIE's subsidiary
Beijing Weimeng Technology Co., Ltd (“Weimeng")	August 9, 2010	PRC	100%

Beijing Weibo Interactive Internet Technology Co., Ltd. (“Weibo Interactive”)	Acquired in May 2013	PRC	100%

Schedule of total cost and expenses allocated from SINA

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Cost of revenues	$13,699	$16,824	$22,246
Sales and marketing	9,732	11,558	9,770
Product development	11,312	11,688	13,141
General and administrative	6,393	7,264	6,691
	$41,136	$47,334	$51,848

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

	As of December 31,
	2018	2019
	(In thousands)
Cash, cash equivalents and short-term investments	$55,506	$99,465
Accounts receivable	366,128	420,686
Prepaid expenses and other current assets	121,210	101,363
Amount due from SINA	31,787	116,535
Property and equipment, net	449	243
Operating lease assets	—	686
Intangible assets, net	21,103	17,524
Goodwill	29,346	28,989
Long-term investments	275,819	380,420
Deferred tax assets	5,778	10,608
Others	1,464	8,625
Total assets	$908,590	$1,185,144

Accounts payable	$79,881	$86,417
Accrued and other liabilities	181,188	254,564
Deferred revenues	65,531	66,533
Income taxes payable	21,170	28,970
Amount due to the subsidiaries of the Group	440,563	632,900
Operating lease liability	—	586
Deferred tax liability	11,875	11,453
Total liabilities	$800,208	$1,081,423

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Net revenues	$906,129	$1,416,367	$1,472,867
Net income after intercompany service fee charge	$21,252	$56,466	$9,874

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Net cash provided by (used in) operating activities	$(66,972)	$46,738	$(100,987)
Net cash used in investing activities	$(34,720)	$(331,243)	$(280,404)
Net cash provided by financing activities	$76,232	$292,151	$441,952
Net increase (decrease) in cash and cash equivalents	$(25,460)	$7,646	$60,561